INVENTORIES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Raw materials	$ 3,434,586	$ 4,477,678
Work-in-process	321,089	278,503
Finished goods	9,443,546	7,358,414
Inventory, Net	$ 13,199,221	$ 12,114,595